UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22669

DSS AmericaFirst Funds

(Exact name of registrant as specified in charter)

275 Wiregrass Parkway

West Henrietta, NY 14586

(Address of principal executive offices) (Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Hts., OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 217-8501

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024 (Unaudited)

DSS AMERICAFIRST TOTAL RETURN BOND FUND - CLASS A

Formerly: DSS AmericaFirst Defensive Growth Fund – Class A)

DGQAX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Total Return Bond Fund - Class A - DGQAX for the period July 1, 2024 to December 31, 2024.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Total Return Bond Fund – Class A	$112.00	2.19%

managment’s discussion of fund performance

Formerly the Defensive Growth Fund, the fund was recast as the Total Return Bond Fund beginning November 2024.

During the past 6-month period, the fund generated a return of 3.95% (without sales load) and slightly underperformed its Lipper peer group benchmark.

Over the past year, the fund generated a return of 7.26% but lagged its Lipper peer group and S&P 500 Index benchmarks. This is largely due to its mandate being invested in defensive stocks while large growth and momentum names led all year.

The fund’s performance has been poor for the last five and ten year periods. Because of this, new management was retained to improve results and it was decided that changing the mandate of the fund to a bond fund would better serve investors in the fund seeking to protect principal while also generating income.

Performance graph

AVERAGE ANNUAL RETURNS

		Six Month	One Year	Five Year	Ten Year
Class A	Without sales load	3.95%	7.26%	-2.63%	-2.98%
	With sales load	-1.25%	1.94%	-3.63%	-3.47%
Bloomberg Aggregate Bond Index*		1.98%	1.25%	-0.33%	1.35%
S&P 500 Total Return Index		8.44%	25.02%	14.51%	13.09%
Lipper Alternative Long/Short Equity Funds Index		4.27%	11.70%	6.46%	4.57%

* The Fund’s primary benchmark was changed to the Bloomberg Index to conform with new regulatory requirements.

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$804,892	5	155.85%	$(37,496)

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top holdings

1.	iShares Core U.S. Aggregate Bond ETF	36.90%
2.	SPDR Portfolio Intermediate Term Corporate Bond ETF	24.74%
3.	iShares 20+ Year Treasury Bond ETF	12.49%
4.	iShares Broad USD High Yield Corporate Bond ETF	12.36%
5.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	10.49%
	Total % of Net Assets	96.98%

How has the fund changed

On November 1, 2024, AmericaFirst Defensive Growth Fund changed its name to DSS AmericaFirst Total Return Bond Fund.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024 (Unaudited)

DSS AMERICAFIRST TOTAL RETURN BOND FUND - CLASS U

Formerly: DSS AmericaFirst Defensive Growth Fund – Class U)

DGQUX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Total Return Bond Fund - Class U - DGQUX for the period July 1, 2024 to December 31, 2024.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Total Return Bond Fund – Class U	$141.00	2.77%

managment’s discussion of fund performance

Formerly the Defensive Growth Fund, the fund was recast as the Total Return Bond Fund beginning November 2024.

During the past 6-month period, the fund generated a return of 3.85% (without sales load) and slightly underperformed its Lipper peer group benchmark.

Over the past year, the fund generated a return of 6.83% but lagged its Lipper peer group and S&P 500 Index benchmarks. This is largely due to its mandate being invested in defensive stocks while large growth and momentum names led all year.

The fund’s performance has been poor for the last five and ten year periods. Because of this, new management was retained to improve results and it was decided that changing the mandate of the fund to a bond fund would better serve investors in the fund seeking to protect principal while also generating income.

Performance graph

AVERAGE ANNUAL RETURNS

		Six Month	One Year	Five Year	Ten Year
Class U	Without sales load	3.85%	6.83%	-3.11%	-3.47%
	With sales load	1.26%	4.13%	-3.59%	-3.72%
Bloomberg Aggregate Bond Index*		1.98%	1.25%	-0.33%	1.35%
S&P 500 Total Return Index		8.44%	25.02%	14.51%	13.09%
Lipper Alternative Long/Short Equity Funds Index		4.27%	11.70%	6.46%	4.57%

* The Fund’s primary benchmark was changed to the Bloomberg Index to conform with new regulatory requirements.

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$804,892	5	155.85%	$(37,496)

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top holdings

1.	iShares Core U.S. Aggregate Bond ETF	36.90%
2.	SPDR Portfolio Intermediate Term Corporate Bond ETF	24.74%
3.	iShares 20+ Year Treasury Bond ETF	12.49%
4.	iShares Broad USD High Yield Corporate Bond ETF	12.36%
5.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	10.49%
	Total % of Net Assets	96.98%

How has the fund changed

On November 1, 2024, AmericaFirst Defensive Growth Fund changed its name to DSS AmericaFirst Total Return Bond Fund.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024 (Unaudited)

DSS AMERICAFIRST TOTAL RETURN BOND FUND - CLASS I

(Formerly: DSS AmericaFirst Defensive Growth Fund – Class I)

DGQIX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Total Return Bond Fund - Class I - DGQIX for the period July 1, 2024 to December 31, 2024.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Total Return Bond Fund – Class I	$93	1.83%

managment’s discussion of fund performance

Formerly the Defensive Growth Fund, the fund was recast as the Total Return Bond Fund beginning November 2024.

During the past 6-month period, the fund generated a return of 4.19% and slightly underperformed its Lipper peer group benchmark.

Over the past year, the fund generated a return of 7.73% but lagged its Lipper peer group and S&P 500 Index benchmarks. This is largely due to its mandate being invested in defensive stocks while large growth and momentum names led all year.

The fund’s performance has been poor for the last five and ten year periods. Because of this, new management was retained to improve results and it was decided that changing the mandate of the fund to a bond fund would better serve investors in the fund seeking to protect principal while also generating income.

Performance graph

AVERAGE ANNUAL RETURNS

	Six Month	One Year	Five Year	Ten Year
Class I	4.19%	7.73%	-2.16%	-2.44%
Bloomberg Aggregate Bond Index*	1.98%	1.25%	-0.33%	1.35%
S&P 500 Total Return Index	8.44%	25.02%	14.51%	13.09%
Lipper Alternative Long/Short Equity Funds Index	4.27%	11.70%	6.46%	4.57%

* The Fund’s primary benchmark was changed to the Bloomberg Index to conform with new regulatory requirements.

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$804,892	5	155.85%	$(37,496)

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top holdings

1.	iShares Core U.S. Aggregate Bond ETF	36.90%
2.	SPDR Portfolio Intermediate Term Corporate Bond ETF	24.74%
3.	iShares 20+ Year Treasury Bond ETF	12.49%
4.	iShares Broad USD High Yield Corporate Bond ETF	12.36%
5.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	10.49%
	Total % of Net Assets	96.98%

How has the fund changed

On November 1, 2024, AmericaFirst Defensive Growth Fund changed its name to DSS AmericaFirst Total Return Bond Fund.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024 (Unaudited)

DSS AMERICAFIRST ALPHA TRENDS FACTOR FUND - CLASS A

((Formerly: DSS AmericaFirst Large Cap Share Buyback Fund – Class A)

SBQAX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Alpha Trends Factor Fund - Class A - SBQAX for the period July 1, 2024 to December 31, 2024.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Alpha Trends Factor Fund – Class A	$108.00	2.14%

managment’s discussion of fund performance

During the past 6 month period, the fund generated a return of 2.27% (without sales load) but underperformed its benchmarks. Prior to November, the fund had only invested in stocks of large cap companies with share buyback programs, the bulk of the underperformance was due to benchmark results being driven by large cap growth and momentum stocks.

Over the past year, the fund generated a respectable return of 15.68% (without sales load) but has lagged relative to its benchmarks due to performance being concentrated in the largest companies in the benchmark.

Since its inception in 2017, the fund has delivered an average annual return of 8.34%, demonstrating consistent growth over time, but has lagged benchmarks. Because of this, new management was retained to improve results.

The fund has shown improvement in results under a new portfolio management team beginning in May 2023 and was recast as the Alpha Trends Factor Fund beginning in November 2024. Previously, the fund had only invested in stocks of large cap companies with share buyback programs. We believe that expanding the factors that the fund may invest in (e.g., favorable momentum, valuation, small cap, etc.) could offer diversification benefits compared to traditional index and actively managed funds.

Performance graph

AVERAGE ANNUAL RETURNS

		Six Month	One Year	Five Year	Commencement of Operations through December 31, 2024 (1)
Class A	Without sales load	2.27%	15.68%	7.74%	8.34%
	With sales load	-2.84%	9.88%	6.65%	7.63%
S&P 500 Total Return Index		8.44%	25.02%	14.51%	14.69%
Lipper Multi-Cap Core Funds Index		7.40%	20.51%	12.88%	12.74%

(1) DSS AmericaFirst Alpha Trends Factor Fund Class A shares commenced operations on January 31, 2017. Benchmark since inception return assumes inception date of January 31, 2017.

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$2,283,838	41	67.39%	$(25,255)

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	6.66%
2.	NVIDIA Corp.	4.90%
3.	Tesla, Inc.	4.00%
4.	Fair Isaac Corp.	3.75%
5.	Corning, Inc.	3.23%
6.	Bristol-Myers Squibb Co.	3.18%
7.	Synchrony Financial	3.11%
8.	Microsoft Corp.	3.06%
9.	Meta Platforms Inc. Class A	3.05%
10.	Ameriprise Financial, Inc.	3.01%
	Total % of Net Assets	37.95%

How has the fund changed

On November 1, 2024, DSS AmericaFirst Large Cap Share Buyback Fund changed its name to DSS AmericaFirst Alpha Trends Factor Fund.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024 (Unaudited)

DSS AMERICAFIRST ALPHA TRENDS FACTOR FUND - CLASS U

(Formerly: DSS AmericaFirst Large Cap Share Buyback Fund – Class U)

SBQUX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Alpha Trends Factor Fund - Class U - SBQUX for the period July 1, 2024 to December 31, 2024.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Alpha Trends Factor Fund – Class U	$145.00	2.88%

managment’s discussion of fund performance

During the past 6 month period, the fund generated a return of 1.77% (without sales load) but underperformed its benchmarks. Prior to November, the fund had only invested in stocks of large cap companies with share buyback programs, the bulk of the underperformance was due to benchmark results being driven by large cap growth and momentum stocks.

Over the past year, the fund generated a respectable return of 14.72% (without sales load) but has lagged relative to its benchmarks due to performance being concentrated in the largest companies in the benchmark.

Since its inception in 2017, the fund has delivered an average annual return of 7.58%, demonstrating consistent growth over time, but has lagged benchmarks. Because of this, new management was retained to improve results.

The fund has shown improvement in results under a new portfolio management team beginning in May 2023 and was recast as the Alpha Trends Factor Fund beginning in November 2024. Previously, the fund had only invested in stocks of large cap companies with share buyback programs. We believe that expanding the factors that the fund may invest in (e.g., favorable momentum, valuation, small cap, etc.) could offer diversification benefits compared to traditional index and actively managed funds.

Performance graph

AVERAGE ANNUAL RETURNS

		Six Month	One Year	Five Year	Commencement of Operations through December 31, 2024 (1)
Class U	Without sales load	1.77%	14.72%	6.89%	7.58%
	With sales load	-0.77%	11.89%	6.35%	7.23%
S&P 500 Total Return Index		8.44%	25.02%	14.51%	14.69%
Lipper Multi-Cap Core Funds Index		7.40%	20.51%	12.88%	12.74%

(1) DSS AmericaFirst Alpha Trends Factor Fund Class U shares commenced operations on January 31, 2017. Benchmark since inception return assumes inception date of January 31, 2017.

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$2,283,838	41	67.39%	$(25,255)

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	6.66%
2.	NVIDIA Corp.	4.90%
3.	Tesla, Inc.	4.00%
4.	Fair Isaac Corp.	3.75%
5.	Corning, Inc.	3.23%
6.	Bristol-Myers Squibb Co.	3.18%
7.	Synchrony Financial	3.11%
8.	Microsoft Corp.	3.06%
9.	Meta Platforms Inc. Class A	3.05%
10.	Ameriprise Financial, Inc.	3.01%
	Total % of Net Assets	37.95%

How has the fund changed

On November 1, 2024, DSS AmericaFirst Large Cap Share Buyback Fund changed its name to DSS AmericaFirst Alpha Trends Factor Fund.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024 (Unaudited)

DSS AMERICAFIRST ALPHA TRENDS FACTOR FUND - CLASS I

(Formerly: DSS AmericaFirst Large Cap Share Buyback Fund – Class I)

SBQIX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Alpha Trends Factor Fund - Class I - SBQIX for the period July 1, 2024 to December 31, 2024.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Alpha Trends Factor Fund – Class I	$96.00	1.89%

managment’s discussion of fund performance

During the past 6 month period, the fund generated a return of 2.40% but underperformed its benchmarks. Prior to November, the fund had only invested in stocks of large cap companies with share buyback programs, the bulk of the underperformance was due to benchmark results being driven by large cap growth and momentum stocks.

Over the past year, the fund generated a respectable return of 16.02% but has lagged relative to its benchmarks due to performance being concentrated in the largest companies in the benchmark.

Since its inception in 2017, the fund has delivered an average annual return of 8.77%, demonstrating consistent growth over time, but has lagged benchmarks. Because of this, new management was retained to improve results.

The fund has shown improvement in results under a new portfolio management team beginning in May 2023 and was recast as the Alpha Trends Factor Fund beginning in November 2024. Previously, the fund had only invested in stocks of large cap companies with share buyback programs. We believe that expanding the factors that the fund may invest in (e.g., favorable momentum, valuation, small cap, etc.) could offer diversification benefits compared to traditional index and actively managed funds.

Performance graph

AVERAGE ANNUAL RETURNS

	Six Month	One Year	Five Year	Commencement of Operations through June 30, 2024 (1)
Class I	2.40%	16.02%	8.03%	8.77%
S&P 500 Total Return Index	8.44%	25.02%	14.51%	14.69%
Lipper Multi-Cap Core Funds Index	7.40%	20.51%	12.88%	12.74%

(1) DSS AmericaFirst Alpha Trends Factor Fund Class I shares commenced operations on January 31, 2017. Benchmark since inception return assumes inception date of January 31, 2017.

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$2,283,838	41	67.39%	$(25,255)

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	6.66%
2.	NVIDIA Corp.	4.90%
3.	Tesla, Inc.	4.00%
4.	Fair Isaac Corp.	3.75%
5.	Corning, Inc.	3.23%
6.	Bristol-Myers Squibb Co.	3.18%
7.	Synchrony Financial	3.11%
8.	Microsoft Corp.	3.06%
9.	Meta Platforms Inc. Class A	3.05%
10.	Ameriprise Financial, Inc.	3.01%
	Total % of Net Assets	37.95%

How has the fund changed

On November 1, 2024, DSS AmericaFirst Large Cap Share Buyback Fund changed its name to DSS AmericaFirst Alpha Trends Factor Fund.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024 (Unaudited)

DSS AMERICAFIRST RISK-ON RISK-OFF FUND - CLASS A

ABRFX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Risk-On Risk-Off - Class A - ABRFX for the period July 1, 2024 to December 31, 2024.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Risk-On Risk-Off – Class A	$162.00	3.07%

managment’s discussion of fund performance

During the past 6-month period, the fund generated a return of 11.14% (without sales load) and outperformed its Lipper peer group benchmark and the S&P 500. Strong relative results were driven by an overweighting in technology stocks and good stock selection within the tech sector.

Over the past year, the fund generated a return of 14.25% (without sales load) and outperformed its Lipper peer group benchmark. and significantly outpaced its Lipper peer group benchmark which returned 8.76%. However, the fund underperformed the S&P 500 Index due to the concentration of performance in the largest companies.

The fund’s performance has been lackluster for the five and ten year periods. Because of this, new management was retained to improve results which has been demonstrated since the new team began in May 2023 and in the one year period shown.

Performance graph

AVERAGE ANNUAL RETURNS

		Six Month	One Year	Five Year	Ten Year
Class A	Without sales load	11.21%	14.25%	2.56%	2.42%
	With sales load	5.65%	8.54%	1.52%	1.90%
S&P 500 Total Return Index		8.44%	25.02%	14.51%	13.09%
Lipper Absolute Return Funds Index		2.48%	8.76%	3.63%	2.73%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$4,834,424	31	192.25%	$(9,259)

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	30.20%
2.	Tesla, Inc.	5.20%
3.	NVIDIA Corp.	4.98%
4.	Apple, Inc.	4.96%
5.	Amazon.com, Inc.	4.93%
6.	Intuitive Machines, Inc.	3.97%
7.	Arista Networks, Inc.	3.14%
8.	Corning, Inc.	3.13%
9.	Bristol-Myers Squibb Co.	3.00%
10.	DexCom, Inc.	2.98%
	Total % of Net Assets	66.49%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024 (Unaudited)

DSS AMERICAFIRST RISK-ON RISK-OFF FUND - CLASS U

ABRUX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Risk-On Risk-Off - Class U - ABRUX for the period July 1, 2024 to December 31, 2024.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Risk-On Risk-Off – Class U	$368.00	6.97%

managment’s discussion of fund performance

During the past 6-month period, the fund generated a return of 10.77% (without sales load) and outperformed its Lipper peer group benchmark and the S&P 500. Strong relative results were driven by an overweighting in technology stocks and good stock selection within the tech sector.

Over the past year, the fund generated a return of 13.65% and significantly outpaced its Lipper peer group benchmark which returned 8.76%. However, the fund underperformed the S&P 500 Index due to the concentration of performance in the largest companies.

The fund’s performance has been lackluster for the five and ten year periods. Because of this, new management was retained to improve results which has been demonstrated since the new team began in May 2023 and in the one year period shown.

Performance graph

AVERAGE ANNUAL RETURNS

		Six Month	One Year	Five Year	Ten Year
Class U	Without sales load	10.94%	13.65%	2.07%	1.95%
	With sales load	8.17%	10.81%	1.55%	1.69%
S&P 500 Total Return Index		8.44%	25.02%	14.51%	13.09%
Lipper Absolute Return Funds Index		2.48%	8.76%	3.63%	2.73%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$4,834,424	31	192.25%	$(9,259)

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	30.20%
2.	Tesla, Inc.	5.20%
3.	NVIDIA Corp.	4.98%
4.	Apple, Inc.	4.96%
5.	Amazon.com, Inc.	4.93%
6.	Intuitive Machines, Inc.	3.97%
7.	Arista Networks, Inc.	3.14%
8.	Corning, Inc.	3.13%
9.	Bristol-Myers Squibb Co.	3.00%
10.	DexCom, Inc.	2.98%
	Total % of Net Assets	66.49%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024 (Unaudited)

DSS AMERICAFIRST RISK-ON RISK-OFF FUND - CLASS I

ABRWX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Risk-On Risk-Off - Class I - ABRWX for the period July 1, 2024 to December 31, 2024.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Risk-On Risk-Off – Class I	$156.00	2.95%

managment’s discussion of fund performance

During the past 6-month period, the fund generated a return of 11.52% and outperformed its Lipper peer group benchmark and the S&P 500. Strong relative results were driven by an overweighting in technology stocks and good stock selection within the tech sector.

Over the past year, the fund generated a return of 15.37% and significantly outpaced its Lipper peer group benchmark which returned 8.76%. However, the fund underperformed the S&P 500 Index due to the concentration of performance in the largest companies.

While beating its Lipper benchmark, the fund’s performance has been lackluster for the five and ten year periods. Because of this, new management was retained to improve results which has been demonstrated since the new team began in May 2023 and in the one year period shown.

Performance graph

AVERAGE ANNUAL RETURNS

	Six Month	One Year	Five Year	Ten Year
Class I	11.66%	15.37%	3.84%	3.60%
S&P 500 Total Return Index	8.44%	25.02%	14.51%	13.09%
Lipper Absolute Return Funds Index	2.48%	8.76%	3.63%	2.73%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$4,834,424	31	192.25%	$(9,259)

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	30.20%
2.	Tesla, Inc.	5.20%
3.	NVIDIA Corp.	4.98%
4.	Apple, Inc.	4.96%
5.	Amazon.com, Inc.	4.93%
6.	Intuitive Machines, Inc.	3.97%
7.	Arista Networks, Inc.	3.14%
8.	Corning, Inc.	3.13%
9.	Bristol-Myers Squibb Co.	3.00%
10.	DexCom, Inc.	2.98%
	Total % of Net Assets	66.49%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024 (Unaudited)

DSS AMERICAFIRST INCOME FUND - CLASS A

AFPAX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Income Fund - Class A - AFPAX for the period July 1, 2024 to December 31, 2024.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past six months ?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Income Fund – Class A	$143.00	2.79%

managment’s discussion of fund performance

During the past 6-month period, the fund generated a return of 4.94% (without sales load) and outperformed its Lipper peer group benchmark and the Bloomberg Aggregate Bond Index. However, the fund lagged the S&P 500 index due to the runaway results of large growth and momentum names which do not pay dividends.

Over the past year, the fund generated a return of 10.58% (without sales load) and outperformed its Lipper peer group benchmark and the Bloomberg Aggregate Bond Index. However, the fund underperformed the S&P 500 Index due to the concentration of performance in the largest companies, most of which do not pay a dividend.

The fund’s performance has been lackluster for the five and ten year periods. Because of this, new management was retained to improve results which has been demonstrated since the new team began in May 2023 and in the one year period shown.

DISTRIBUTION POLICY

The Fund’s targeted distribution policy of 9% of NAV on an annualized basis resulted in a return of capital of $0.39 per share during the semi-annual period.

Performance graph

AVERAGE ANNUAL RETURNS

		Six Month	One Year	Five Year	Ten Year
Class A	Without sales load	4.71%	10.58%	2.90%	1.45%
	With sales load	0.52%	6.16%	2.05%	1.02%
S&P 500 Total Return Index		8.44%	25.02%	14.51%	13.09%
Bloomberg Aggregate Bond Index		1.98%	1.25%	-0.33%	1.35%
Lipper Flexible Portfolio Funds Index		2.83%	8.18%	6.32%	6.33%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$15,450,160	42	64.90%	$46,188

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	6.52%
2.	Cal-Maine Foods, Inc.	4.34%
3.	Blue Owl Capital, Inc.	3.49%
4.	Corning Incorporated	3.25%
5.	Bristol-Myers Squibb Co.	3.24%
6.	RTX Corporation	3.18%
7.	Baker Hughes Co. Class A	3.14%
8.	Broadcom, Inc.	3.05%
9.	The Blackstone Group, Inc.	2.94%
10.	Meta Platforms Inc.-Class A	2.91%
	Total % of Net Assets	36.06%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024 (Unaudited)

DSS AMERICAFIRST INCOME FUND - CLASS U

AFPUX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Income Fund - Class U - AFPUX for the period July 1, 2024 to December 31, 2024.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Income Fund – Class U	$169.00	3.31%

managment’s discussion of fund performance

During the past 6-month period, the fund generated a return of 4.86% (without sales load) and outperformed its Lipper peer group benchmark and the Bloomberg Aggregate Bond Index. However, the fund lagged the S&P 500 index due to the runaway results of large growth and momentum names which do not pay dividends.

Over the past year, the fund generated a return of 9.20% (without sales load) and outperformed its Lipper peer group benchmark and the Bloomberg Aggregate Bond Index. However, the fund underperformed the S&P 500 Index due to the concentration of performance in the largest companies, most of which do not pay a dividend.

The fund’s performance has been lackluster for the five and ten year periods. Because of this, new management was retained to improve results which has been demonstrated since the new team began in May 2023 and in the one year period shown.

DISTRIBUTION POLICY

The Fund’s targeted distribution policy of 9% of NAV on an annualized basis resulted in a return of capital of $0.36 per share during the semi-annual period.

Performance graph

AVERAGE ANNUAL RETURNS

		Six Month	One Year	Five Year	Ten Year
Class U	Without sales load	4.63%	9.20%	2.20%	0.85%
	With sales load	2.54%	7.01%	1.78%	0.64%
S&P 500 Total Return Index		8.44%	25.02%	14.51%	13.09%
Bloomberg Aggregate Bond Index		1.98%	1.25%	-0.33%	1.32%
Lipper Flexible Portfolio Funds Index		2.83%	8.18%	7.02%	6.33%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$15,450,160	42	64.90%	$46,188

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	6.52%
2.	Cal-Maine Foods, Inc.	4.34%
3.	Blue Owl Capital, Inc.	3.49%
4.	Corning Incorporated	3.25%
5.	Bristol-Myers Squibb Co.	3.24%
6.	RTX Corporation	3.18%
7.	Baker Hughes Co. Class A	3.14%
8.	Broadcom, Inc.	3.05%
9.	The Blackstone Group, Inc.	2.94%
10.	Meta Platforms Inc.-Class A	2.91%
	Total % of Net Assets	36.06%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024 (Unaudited)

DSS AMERICAFIRST INCOME FUND - CLASS I

AFPIX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Income Fund - Class I - AFPIX for the period July 1, 2024 to December 31, 2024.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Income Fund – Class I	$113.00	2.21%

managment’s discussion of fund performance

During the past 6-month period, the fund generated a return of 5.19% and outperformed its Lipper peer group benchmark and the Bloomberg Aggregate Bond Index. However, the fund lagged the S&P 500 index due to the runaway results of large growth and momentum names which do not pay dividends.

Over the past year, the fund generated a return of 10.51% and outperformed its Lipper peer group benchmark and the Bloomberg Aggregate Bond Index. However, the fund underperformed the S&P 500 Index due to the concentration of performance in the largest companies, most of which do not pay a dividend.

The fund’s performance has been lackluster for the five and ten year periods. Because of this, new management was retained to improve results which has been demonstrated since the new team began in May 2023 and in the one year period shown.

DISTRIBUTION POLICY

The Fund’s targeted distribution policy of 9% of NAV on an annualized basis resulted in a return of capital of $0.36 per share during the semi-annual period.

Performance graph

AVERAGE ANNUAL RETURNS

	Six Month	One Year	Five Year	Ten Year
Class I	5.19%	10.41%	3.80%	2.30%
S&P 500 Total Return Index	8.44%	25.02%	14.51%	13.09%
Bloomberg Aggregate Bond Index	1.98%	1.25%	-0.33%	1.32%
Lipper Flexible Portfolio Funds Index	2.83%	8.18%	6.32%	6.33%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$15,450,160	42	64.90%	$46,188

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	6.52%
2.	Cal-Maine Foods, Inc.	4.34%
3.	Blue Owl Capital, Inc.	3.49%
4.	Corning Incorporated	3.25%
5.	Bristol-Myers Squibb Co.	3.24%
6.	RTX Corporation	3.18%
7.	Baker Hughes Co. Class A	3.14%
8.	Broadcom, Inc.	3.05%
9.	The Blackstone Group, Inc.	2.94%
10.	Meta Platforms Inc.-Class A	2.91%
	Total % of Net Assets	36.06%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

DSS AmericaFirst Total Return Bond Fund * (Formerly: DSS AmericaFirst Defensive Growth Fund)
DSS AmericaFirst Alpha Trends Factor Fund * (Formerly: DSS AmericaFirst Large Cap Share Buyback Fund)
DSS AmericaFirst Monthly Risk-On Risk-Off Fund
DSS AmericaFirst Income Fund

SEMI-ANNUAL FINANCIAL STATEMENTS

DECEMBER 31, 2024

(UNAUDITED)

DSS AmericaFirst Funds
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

	DSS AmericaFirst Total Return Bond Fund

	Schedule of Investments
	December 31, 2024 (Unaudited)

Shares		Value

EXCHANGE TRADED FUNDS - 86.49%
6,079	SPDR Portfolio Intermediate Term Corporate Bond ETF	$ 199,148
3,065	iShares Core U.S. Aggregate Bond ETF	296,999
1,151	iShares 20+ Year Treasury Bond ETF	100,517
2,704	iShares Broad USD High Yield Corporate Bond ETF	99,480
TOTAL EXCHANGE TRADED FUNDS (Cost $705,588) - 86.49%		696,144

MONEY MARKET FUND - 10.49%
84,411	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50% *	84,411
TOTAL MONEY MARKET FUND (Cost $84,411) - 10.49%		84,411

INVESTMENTS IN SECURITIES, AT VALUE (Cost $789,999) ** - 96.98%		780,555

OTHER ASSETS LESS LIABILITIES - 3.02%		24,337

NET ASSETS - 100.00%		$ 804,892

* Variable rate security; the money market rate shown represents the seven day yield at December 31, 2024.
** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $789,999 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $ 0
Gross Unrealized Depreciation (9,444)
Net Unrealized Appreciation $ 9,444
The accompanying notes are an integral part of these financial statements.

	DSS AmericaFirst Alpha Trends Factor Fund

	Schedule of Investments
	December 31, 2024 (Unaudited)

Shares		Value

COMMON STOCK - 93.31%

Air Freight & Logistics - 1.91%
393	Expeditors International of Washington, Inc.	$ 43,533

Automobiles - 4.00%
226	Tesla, Inc. *	91,268

Capital Markets - 5.43%
129	Ameriprise Financial, Inc.	68,683
223	Coinbase Global, Inc. *	55,371
		124,054
Consumer Finance - 3.11%
1,091	Synchrony Financial	70,915

Drawing & Insulating Nonferrous Wire - 3.23%
1,550	Corning, Inc.	73,656

Electric Utilities - 2.91%
736	NRG Energy, Inc.	66,402

Electrical Equipment - 1.94%
390	Vertiv Holdings Co.	44,308

Energy Equipment & Services - 2.97%
1,655	Baker Hughes Co. Class A	67,888

Financial Services - 3.62%
170	Fiserv, Inc. *	34,921
560	PayPal Holdings, Inc. *	47,796
		82,717
Ground Transportation - 0.81%
105	Old Dominion Freight Line, Inc.	18,522

Health Care Providers & Services - 2.36%
693	DexCom, Inc. *	53,895

Health Care Providers & Services - 4.03%
78	McKesson Corp.	44,453
581	MetLife, Inc.	47,572
		92,025

Hotels, Restaurants and Leisure - 1.96%
9	Booking Holdings, Inc.	44,716

Household Durables - 2.51%
7	NVR, Inc. *	57,252

Insurance - 4.12%
440	Aflac, Inc.	45,514
574	Loews Corp.	48,612
		94,126
Interactive Media & Services - 3.05%
119	Meta Platforms, Inc. Class A	69,676

IT Services - 3.59%
88	Gartner, Inc. *	42,633
200	GoDaddy, Inc. *	39,474
		82,107
Machinery - 2.76%
174	Caterpillar, Inc.	63,120

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.90%
131	Eaton Corp. PLC	43,475

Oil, Gas & Consumable Fuels - 3.71%
391	Exxon Mobil Corp.	42,060
348	Valero Energy Corp.	42,661
		84,721
Pharmaceutical Preparation - 3.18%
1,285	Bristol-Myers Squibb Co.	72,679

Semiconductors & Semiconductor - 4.90%
834	NVIDIA Corp.	111,998

Software - 14.46%
555	C3.AI, Inc. Class A *	19,109
6,180	Cerence, Inc. *	48,513
43	Fair Isaac Corp. *	85,610
166	Microsoft Corp.	69,969
325	Palantir Technologies, Inc. *	24,580
3,544	UiPath, Inc. Class A *	45,044
460	Zoom Communications, Inc. Class A *	37,541
		330,366
Specialty Retail - 6.08%
14	AutoZone, Inc. *	44,828
38	O'Reilly Automotive, Inc. *	45,060
405	The TJX Cos., Inc.	48,928
		138,816
Technology Hardware, Storage & Peripherals - 2.24%
204	Apple, Inc.	51,086

Trading Companies & Distributors - 2.53%

82	United Rentals, Inc.	57,764

TOTAL COMMON STOCK (Cost $1,733,478) - 93.31%		2,131,085

MONEY MARKET FUND - 6.66%
152,179	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50% **	152,179
TOTAL MONEY MARKET FUND (Cost $152,179) - 6.66%		152,179

INVESTMENTS IN SECURITIES, AT VALUE (Cost $1,885,657) *** - 99.97%		2,283,264

OTHER ASSETS LESS LIABILITIES - 0.03%		574

NET ASSETS - 100.00%		$2,283,838

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2024.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,885,657 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $434,254
Gross Unrealized Depreciation (36,647)
Net Unrealized Appreciation $397,607
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

	DSS AmericaFirst Monthly Risk-On Risk-Off Fund

	Schedule of Investments
	December 31, 2024 (Unaudited)

Shares		Value

COMMON STOCK - 70.71%

Aerospace & Defense - 3.97%
10,560	Intuitive Machines, Inc. *	$ 191,770

Automobiles - 5.19%
622	Tesla, Inc. *	251,188

Biotechnology - 5.46%
15,428	Aldeyra Therapeutics, Inc. *	76,986
13,907	Monte Rosa Therapeutics, Inc. *	96,515
3,008	TG Therapeutics, Inc. *	90,541
		264,042
Capital Markets - 2.03%
999	State Street Corp.	98,052

Communications Equipment - 3.14%
1,372	Arista Networks, Inc. *	151,647

Broadline Retail - 4.93%
1,086	Amazon.com, Inc. *	238,257

Electric Utilities - 2.02%
1,364	NextEra Energy, Inc.	97,785

Electrical Equipment - 5.59%
3,182	Corning, Inc.	151,209
145	Eaton Corp. PLC	48,121
624	Vertiv Holdings Co.	70,893
		270,223
Financial Services - 2.94%
520	Block, Inc. *	44,195
1,148	PayPal Holdings, Inc. *	97,982
		142,177
Health Care Equipment & Supplies - 2.98%
1,852	DexCom, Inc. *	144,030

Interactive Media & Services - 1.99%
164	Meta Platforms, Inc. Class A	96,024

IT Services - 1.51%
2,117	Kyndryl Holdings, Inc. *	73,248

Pharmaceuticals - 4.04%
2,566	Bristol-Myers Squibb Co.	145,133
1,082	Verona Pharma PLC *	50,248
		195,381
Semiconductors & Semiconductor Equipment - 7.65%
255	Broadcom, Inc.	59,119
837	Micron Technology, Inc.	70,442
1,791	NVIDIA Corp.	240,513
		370,074
Software - 10.81%
1,200	C3.AI, Inc. *	41,316
17,502	Cerence, Inc. *	137,391
280	Microsoft Corp.	118,020
796	Oracle Corp.	132,645
601	Palantir Technologies, Inc. Class A *	45,454
3,757	UiPath, Inc. Class A *	47,751
		522,577
Technology Hardware, Storage and Peripherals - 4.96%
958	Apple, Inc.	239,902

Textiles, Apparel & Luxury Goods - 1.50%
356	Deckers Outdoor Corp. *	72,300

TOTAL COMMON STOCK (Cost $3,049,333) - 70.71%		3,418,677

MONEY MARKET FUND - 30.20%
1,459,880	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50% **	1,459,880
TOTAL MONEY MARKET FUND (Cost $1,459,880) - 30.20%		1,459,880

INVESTMENTS IN SECURITIES, AT VALUE (Cost $4,509,213) *** - 100.91%		4,878,557

LIABILITES LESS OTHER ASSETS - (0.91)%		(44,133)

NET ASSETS - 100.00%		$4,834,424

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2024.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,509,213 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $ 450,149
Gross Unrealized Depreciation (80,805)
Net Unrealized Appreciation $ 369,344
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

	DSS AmericaFirst Income Fund

	Schedule of Investments
	December 31, 2024 (Unaudited)

Shares		Value

COMMON STOCK - 81.24%

Aerospace & Defense - 3.18%
4,247	RTX Corp.	$ 491,463

Banks - 7.57%
8,534	Bank of America Corp.	375,069
8,162	Fifth Third Bancorp	345,089
10,348	Truist Financial Corp.	448,896
		1,169,054
Capital Markets - 10.59%
2,638	Blackstone, Inc.	454,844
23,197	Blue Owl Capital, Inc.	539,562
20,017	Hercules Capital, Inc.	402,142
2,439	State Street Corp.	239,388
		1,635,936
Containers & Packaging - 2.56%
1,756	Packaging Corp.	395,328

Diversified Telecommunications - 1.37%
5,296	Duke Energy Corp.	211,787

Electric Utilities - 5.33%
3,751	Duke Energy Corp.	404,133
5,249	Edison International	419,080
		823,213
Electrical Equipment - 5.51%
10,579	Corning, Inc.	502,714
1,051	Eaton Corp. PLC	348,795
		851,509
Energy Equipment & Services - 3.14%
11,817	Baker Hughes Co. Class A	484,733

Financial Services - 4.18%
4,427	Fidelity National Information Services, Inc.	357,569
3,314	Jackson Financial, Inc. Class A	288,583
		646,152
Food Products - 4.34%
6,522	Cal-Maine Foods, Inc.	671,244

Household Products - 2.20%

2,598	Kimberly-Clark Corp.	340,442

Insurance - 2.28%
4,300	Metlife, Inc.	352,084

Interactive Media & Services - 2.91%
768	Meta Platforms, Inc. Class A	449,672

Marine Transportation - 1.04%
7,340	Global Ship Lease, Inc.	160,232

Multi-Utilities - 4.55%
5,342	Dominion Energy, Inc.	287,720
4,916	Public Service Enterprise Group, Inc.	415,353
		703,073
Oil, Gas & Consumable Fuels - 2.59%
2,236	Exxon Mobil Corp.	240,527
1,400	Phillips 66	159,502
		400,029
Pharmaceuticals - 4.24%
8,838	Bristol-Myers Squibb Co.	499,877
202	Eli Lilly & Co.	155,944
		655,821
Retail-Family Clothing Stores - 1.82%
2,329	The TJX Cos., Inc.	281,367

Semiconductors & Semiconductor Equipment - 3.05%
2,030	Broadcom, Inc.	470,635

Software - 4.41%
12,840	Clear Secure, Inc. Class A	342,058
2,038	Oracle Corp.	339,612
		681,670
Technology Hardware, Storage & Peripherals - 4.38%
1,528	Apple, Inc.	382,642
3,416	Seagate Technology Holdings PLC (Singapore)	294,835
		677,477

TOTAL COMMON STOCK (Cost $10,880,698) - 81.24%		12,552,921

EXCHANGE TRADED FUNDS - 0.83%
15,000	YieldMax AI Option Income Strategy ETF	128,100
TOTAL EXCHANGE TRADED FUNDS (Cost $168,150) - 0.83%		128,100

REAL ESTATE INVESTMENT TRUSTS - 11.76%

Health Care REITs - 2.07%
5,418	Ventas, Inc.	319,066

Hotels & Resorts REITs - 1.70%
14,986	Host Hotels & Resorts, Inc.	262,555

Residential REITs - 4.39%
1,551	AvalonBay Communities, Inc.	341,173
4,707	Equity Residential	337,774
		678,947
Real Estate & Construction REITs - 0.97%
5,582	HA Sustainable Infrastructure Capital, Inc.	149,765

Specialized REITs - 2.63%
431	Equinix, Inc.	406,386

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,609,056) - 11.76%		1,816,719

MONEY MARKET FUND - 6.52%
1,007,061	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50% *	1,007,061
TOTAL MONEY MARKET FUND (Cost $1,007,061) - 6.52%		1,007,061

INVESTMENTS IN SECURITIES, AT VALUE (Cost $13,664,965) ** - 100.35%		15,504,801

LIABILITES LESS OTHER ASSETS - (0.35)%		(54,641)

NET ASSETS - 100.00%		$15,450,160

* Variable rate security; the money market rate shown represents the seven day yield at December 31, 2024.
** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,664,965 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $ 2,082,302
Gross Unrealized Depreciation (242,466)
Net Unrealized Appreciation $ 1,839,836
ETF - Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Funds

Statements of Assets and Liabilities
December 31, 2024 (Unaudited)

	Total Return Bond Fund	Alpha Trends Factor Fund	Monthly Risk-On Risk-Off Fund	Income Fund
Assets:
Investments in Securities, at Value (Cost $789,999; $1,885,657; $4,509,213; and	$ 780,555	$ 2,283,264	$ 4,878,557	$ 15,504,801
$13,664,965, respectively)
Cash	9	207	-	-
Receivables:
Due from Manager	30,682	4,493	-	-
Dividends & Interest	341	802	5,024	31,430
Prepaid Expenses	8,842	11,439	14,479	28,534
Total Assets	820,429	2,300,205	4,898,060	15,564,765
Liabilities:
Payables:
Management Fees	-	-	408	10,262
Shareholder Redemptions	-	-	4,267	-
Chief Compliance Officer Fees	1,637	1,637	1,638	1,637
Due to Custodian	1,535	1,310	40,041	70,153
Transfer Agent & Administration Fees	2,000	2,161	2,444	3,053
Distribution (12b-1) Fees	260	320	2,676	6,085
Trustee Fees	762	1,493	2,233	11,671
Servicing Fees	571	1,031	209	1,058
Audit Fees	7,692	7,365	7,692	7,692
Other Expenses	1,080	1,050	2,028	2,994
Total Liabilities	15,537	16,367	63,636	114,605
Net Assets	$ 804,892	$ 2,283,838	$ 4,834,424	$ 15,450,160

Net Assets Consist of:
Paid In Capital	$ 10,857,041	$ 1,821,270	$ 16,328,776	$ 25,343,529
Accumulated Earnings (Deficit)	(10,052,149)	462,568	(11,494,352)	(9,893,369)
Net Assets	$ 804,892	$ 2,283,838	$ 4,834,424	$ 15,450,160

Class A Shares
Net Assets	$ 411,432	$ 940,142	$ 1,553,120	$ 4,357,108
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	48,883	70,342	100,416	980,397
Net asset value per share	$ 8.42	$ 13.37	$ 15.47	$ 4.44
Short-term redemption price per share (a)	$ 8.33	$ 13.23	$ 15.31	$ 4.40
Minimum redemption price per share (d)	$ 8.33	$ 13.23	$ 15.31	$ 4.40
Maximum offering price per share (b)	$ 8.86	$ 14.07	$ 16.28	$ 4.63

Class I Shares
Net Assets	$ 225,770	$ 1,145,217	$ 1,467,550	$ 9,805,046
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	24,545	82,299	82,863	2,039,735
Net asset value and offering price per share	$ 9.20	$ 13.92	$ 17.71	$ 4.81
Short-term redemption price per share (a)	$ 9.11	$ 13.78	$ 17.53	$ 4.76

Class U Shares
Net Assets	$ 167,690	$ 198,479	$ 1,813,754	$ 1,288,006
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	21,449	15,873	125,988	277,262
Net asset value per share	$ 7.82	$ 12.50	$ 14.40	$ 4.65
Short-term redemption price per share (a)	$ 7.74	$ 12.38	$ 14.25	$ 4.60
Minimum redemption price per share (d)	$ 7.74	$ 12.38	$ 14.25	$ 4.60
Maximum offering price per share (c)	$ 8.02	$ 12.82	$ 14.77	$ 4.74

(a) A redemption fee of 1.00% is imposed in the event of certain redemption transactions occurring within 90 days of purchase.

(b) Maximum offering price includes a maximum front-end sales load of 5.00%; 5.00%; 5.00%; and 4.00%, respectively.

(c) Maximum offering price includes a maximum front-end sales load of 2.50%; 2.50%; 2.50%; and 2.00%, respectively.

(d) Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). Assumes 1% redemption fee described in (a) does not apply.

The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Funds

Statements of Operations
For the Six Months Ended December 31, 2024 (Unaudited)
Investment Income:	Total Return Bond Fund	Alpha Trends Factor Fund	Monthly Risk-On Risk-Off Fund	Income Fund
Dividend Income (net of foreign withholdings of $36, $28, $129, and $0, respectively)	$ 10,912	$ 12,271	$ 20,897	$ 283,820
Interest Income	3,008	3,264	13,559	15,813
Total Investment Income	13,920	15,535	34,456	299,633

Expenses:
Management Fees	7,645	14,723	23,750	111,329
Distribution (12b-1) Fees:
Class A	546	1,346	1,480	3,712
Class U	1,742	1,008	6,732	4,375
Transfer Agent & Administration Fees	11,869	11,691	13,788	20,959
Shareholder Service Fees	681	552	1,748	16,623
Chief Compliance Officer Fees	4,512	4,512	4,513	4,512
Registration Fees	10,388	8,713	12,665	10,810
Audit Fees	8,442	8,834	8,442	8,442
Legal Fees	968	4,238	13,973	50,739
Insurance Fees	669	233	1,450	4,099
Miscellaneous Fees	2,063	1,192	4,002	12,589
Other Fees	135	472	1,807	6,979
Nasdaq Fees	1,443	1,393	1,248	1,273
Custodial Fees	3,115	2,453	3,724	5,133
Trustees Fees	1,005	2,497	4,481	19,291
Printing and Mailing Fees	1,655	518	1,306	4,939
Total Expenses	56,878	64,375	105,109	285,804
Fees Waived and Reimbursed by the Manager	(45,141)	(39,978)	(33,009)	(65,141)
Net Expenses	11,737	24,397	72,100	220,663

Net Investment Income (Loss)	2,183	(8,862)	(37,644)	78,970

Net Realized Gain (Loss) on:
Investments in Securities	207,818	207,054	795,386	946,603
Investments in Securities Sold Short	-	-	25	-
Net Realized Gain (Loss)	207,818	207,754	795,411	946,603

Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Securities	(166,000)	(148,162)	(254,393)	(44,355)
Net Change in Unrealized Appreciation (Depreciation)	(166,000)	(148,162)	(254,393)	(44,355)

Net Realized and Unrealized Gain	41,818	59,592	541,018	902,248

Net Increase in Net Assets Resulting from Operations	$ 44,001	$ 50,730	$ 503,374	$ 981,218

The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Total Return Bond Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2024	6/30/2024
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Gain (Loss)	$ 2,183	$ (6,922)
Net Realized Gain (Loss) on Investments in Securities and Securities Sold Short	207,818	(59,923)
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	(166,000)	109,410
Net Increase in Net Assets Resulting from Operations	44,001	42,565

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	40	97
Class I	43,059	42,088
Class U	-	-
Cost of Shares Redeemed:
Class A	(38,373)	(49,010)
Class I	(57,772)	(85,593)
Class U	(229,439)	(30,740)
Redemption Fees	-	-
Net Decrease in Net Assets from Capital Share Transactions	(282,485)	(123,158)

Net Decrease in Net Assets	(238,484)	(80,593)

Net Assets:
Beginning of Year	1,043,376	1,123,969
End of Year	$ 804,892	$ 1,043,376

Share Activity
Class A:
Shares Sold	5	12
Shares Redeemed	(4,490)	(6,191)
Net Decrease in Shares of Beneficial Interest Outstanding	(4,485)	(6,179)

Class I:
Shares Sold	4,822	4,894
Shares Redeemed	(6,391)	(10,002)
Net Decrease in Shares of Beneficial Interest Outstanding	(1,569)	(5,108)

Class U:
Shares Sold	-	-
Shares Redeemed	(29,097)	(4,316)

Net Decrease in Shares of Beneficial Interest Outstanding	(29,097)	(4,316)

The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Alpha Trends Factor Fund

Statements of Changes in Net Assets
	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2024	6/30/2024
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (8,862)	$ (14,138)
Net Realized Gain on Investments in Securities and Securities Sold Short	207,754	190,087
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	(148,162)	265,009
Net Increase in Net Assets Resulting from Operations	50,730	440,958

Distributions to Shareholders:
Distributions:
Class A	(14,730)	-
Class I	(17,243)	-
Class U	(3,325)	-
Total Distributions Paid to Shareholders	(35,298)	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	14,443	-
Class I	2,508	53,172
Class U	-	-
Reinvestment of Distributions:
Class A	14,163	-
Class I	16,261	-
Class U	2,864	-
Cost of Shares Redeemed:
Class A	(86,589)	(597,981)
Class I	(71,750)	(209,507)
Class U	(725)	(80,257)
Redemption Fees	502	398
Net Decrease in Net Assets from Capital Share Transactions	(108,323)	(834,175)

Net Decrease in Net Assets	(92,891)	(393,217)

Net Assets:
Beginning of Year	2,376,729	2,769,946
End of Year	$ 2,283,838	$ 2,376,729

Share Activity
Class A:
Shares Sold	1,088	-
Shares Reinvested	1,054	-
Shares Redeemed	(6,482)	(50,859)

Net Decrease in Shares of Beneficial Interest Outstanding	(4,340)	(50,859)

Class I:
Shares Sold	168	3,925
Shares Reinvested	1,161	-
Shares Redeemed	(5,194)	(17,218)
Net Decrease in Shares of Beneficial Interest Outstanding	(3,865)	(13,293)

Class U:
Shares Sold	-	-
Shares Reinvested	228	-
Shares Redeemed	(58)	(7,350)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	170	(7,350)

The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2024	6/30/2024
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (37,644)	$ (66,703)
Net Realized Gain on Investments in Securities and Securities Sold Short	795,411	523,395
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	(254,393)	108,172
Net Increase in Net Assets Resulting from Operations	503,374	564,864

Capital Share Transactions:

Proceeds from Sale of Shares:
Class A	8,659	6,650
Class I	2,084	32,874
Class U	65,016	1,170
Cost of Shares Redeemed:
Class A	(134,736)	(576,822)
Class I	(29,928)	(280,196)
Class U	(214,539)	(464,549)
Redemption Fees	118	11
Net Decrease in Net Assets from Capital Share Transactions	(303,326)	(1,280,862)

Net Increase (Decrease) in Net Assets	200,048	(715,998)

Net Assets:
Beginning of Year	4,634,376	5,350,374
End of Year	$ 4,834,424	$ 4,634,376

Share Activity
Class A:
Shares Sold	549	497
Shares Redeemed	(8,936)	(43,072)
Net Decrease in Shares of Beneficial Interest Outstanding	(8,387)	(42,575)

Class I:
Shares Sold	129	1,936
Shares Redeemed	(1,953)	(19,991)
Net Decrease in Shares of Beneficial Interest Outstanding	(1,824)	(18,055)

Class U:
Shares Sold	5,156	95

Shares Redeemed	(16,119)	(39,241)
Net Decrease in Shares of Beneficial Interest Outstanding	(10,963)	(39,146)

The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Income Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2024	6/30/2024
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Income	$ 78,970	$ 452,281
Net Realized Gain (Loss) on Investments in Securities and Securities Sold Short	946,603	(848,434)
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	(44,355)	2,046,559
Net Increase in Net Assets Resulting from Operations	981,218	1,650,406

Distributions to Shareholders:
Distributions
Class A	(26,889)	(108,667)
Class I	(73,107)	(295,187)
Class U	(5,349)	(30,538)
Return of Capital
Class A	(220,487)	(488,546)
Class I	(427,669)	(870,959)
Class U	(56,581)	(143,237)
Total Distributions Paid to Shareholders	(810,082)	(1,937,134)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	156,881	847,177
Class I	475,953	4,461,648
Class U	31,693	163,831
Reinvestment of Distributions:
Class A	200,221	493,419
Class I	476,979	1,137,643
Class U	46,375	135,153
Cost of Shares Redeemed:
Class A	(1,531,590)	(2,685,218)
Class I	(2,296,022)	(7,443,390)
Class U	(526,881)	(1,618,344)
Redemption Fees	203	1,803
Net Decrease in Net Assets from Capital Share Transactions	(2,966,188)	(4,506,278)

Net Decrease in Net Assets	(2,795,052)	(4,793,006)

Net Assets:
Beginning of Year	18,245,212	23,038,218
End of Year	$ 15,450,160	$ 18,245,212

Share Activity
Class A:
Shares Sold	34,876	191,992
Shares Reinvested	43,755	113,170
Shares Redeemed	(331,889)	(615,850)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(253,258)	(310,688)

Class I:
Shares Sold	96,369	946,389
Shares Reinvested	96,456	243,615
Shares Redeemed	(461,434)	(1,584,122)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(268,609)	(394,118)

Class U:
Shares Sold	6,780	36,181
Shares Reinvested	9,713	29,887
Shares Redeemed	(109,328)	(355,297)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(92,835)	(289,229)

The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Total Return Bond Fund - Class A

Financial Highlights
Selected data for a share outstanding throughout each year/period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2024		6/30/2024	6/30/2023	6/30/2022	6/30/2021	6/30/2020

Net Asset Value, at Beginning of Year/Period	$ 8.10		$ 7.77	$ 8.14	$ 10.21	$ 8.03	$ 9.68

From Investment Operations:
Net Investment Loss *	(0.06)		(0.05)	(0.07)	(0.15)	(0.15)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	0.38		0.38	(0.30)	(1.92)	2.33	(1.54)
Total from Investment Operations	0.32		0.33	(0.37)	(2.07)	2.18	(1.65)

Paid in Capital From Redemption Fees (b) *	-		-	-	-	-	-

Net Asset Value, at End of Year/Period	$ 8.42		$ 8.10	$ 7.77	$ 8.14	$ 10.21	$ 8.03

Total Return (a)	3.95%	(e)	4.25%	(4.55)%	(20.27)%	27.15%	(17.05)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 411		$ 432	$ 462	$ 632	$ 1,849	$ 1,862
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	11.04%	(d)	10.17%	7.60%	6.58%	4.44%	3.82%
Ratio of Net Investment Loss to Average Net Assets (c)	(8.14)%	(d)	(7.78)%	(5.78)%	(4.94)%	(3.18)%	(2.16)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	2.19%	(d)	2.97%	2.72%	3.47%	2.86%	2.82%
Ratio of Net Investment Gain (Loss) to Average Net Assets (c)	0.70%	(d)	(0.58)%	(0.90)%	(1.83)%	(1.60)%	(1.16)%
Portfolio Turnover	155.85%	(e)	117.53%	500.70%	1,213.41%	775.61%	920.18%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
(c) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
(d) Annualized
(e) Not Annualized
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Total Return Bond Fund - Class U

Financial Highlights
Selected data for a share outstanding throughout each year/period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2024		6/30/2024	6/30/2023	6/30/2022	6/30/2021	6/30/2020

Net Asset Value, at Beginning of Year/Period	$ 7.53		$ 7.26	$ 7.65	$ 9.64	$ 7.62	$ 9.23

From Investment Operations:
Net Investment Loss *	(0.06)		(0.08)	(0.11)	(0.18)	(0.18)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	0.35		0.35	(0.28)	(1.81)	2.20	(1.47)
Total from Investment Operations	0.29		0.27	(0.39)	(1.99)	2.02	(1.61)

Paid in Capital From Redemption Fees (b) *	-		-	-	-	-	-

Net Asset Value, at End of Year/Period	$ 7.82		$ 7.53	$ 7.26	$ 7.65	$ 9.64	$ 7.62

Total Return (a)	3.85%	(e)	3.72%	(5.10)%	(20.64)%	26.51%	(17.44)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 168		$ 381	$ 398	$ 577	$ 801	$ 1,042
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	11.59%	(d)	10.93%	8.16%	6.89%	4.59%	4.54%
Ratio of Net Investment Loss to Average Net Assets (c)	(9.19)%	(d)	(8.56)%	(6.35)%	(5.25)%	(3.33)%	(2.87)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	2.77%	(d)	3.47%	3.22%	3.93%	3.33%	3.33%
Ratio of Net Investment Loss to Average Net Assets (c)	(0.37)%	(d)	(1.10)%	(1.41)%	(2.29)%	(2.07)%	(1.66)%
Portfolio Turnover	155.85%	(e)	117.53%	500.70%	1,213.41%	775.61%	920.18%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
(c) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
(d) Annualized
(e) Not Annualized
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Total Return Bond Fund - Class I

Financial Highlights
Selected data for a share outstanding throughout each year/period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2024		6/30/2024		6/30/2023	6/30/2022	6/30/2021	6/30/2020

Net Asset Value, at Beginning of Year/Period	$ 8.83		$ 8.43		$ 8.79	$ 10.97	$ 8.58	$ 10.30

From Investment Operations:
Net Investment Loss *	(0.03)		(0.00)	(b)	(0.04)	(0.11)	(0.10)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	0.40		0.40		(0.32)	(2.07)	2.49	(1.65)
Total from Investment Operations	0.37		0.40		(0.36)	(2.18)	2.39	(1.72)

Paid in Capital From Redemption Fees (b) *	-		-		-	-	-	-

Net Asset Value, at End of Year/Period	$ 9.20		$ 8.83		$ 8.43	$ 8.79	$ 10.97	$ 8.58

Total Return (a)	4.19%	(e)	4.74%		(4.10)%	(19.87)%	27.86%	(16.70)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 226		$ 231		$ 263	$ 763	$ 422	$ 857
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	10.80%	(d)	9.94%		7.14%	6.58%	4.28%	3.55%
Ratio of Net Investment Loss to Average Net Assets (c)	(7.87)%	(d)	(7.54)%		(5.42)%	(4.96)%	(3.01)%	(1.94)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	1.83%	(d)	2.46%		2.21%	2.81%	2.32%	2.27%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)	1.10%	(d)	(0.05)%		(0.49)%	(1.19)%	(1.04)%	(0.66)%
Portfolio Turnover	155.85%	(e)	117.53%		500.70%	1,213.41%	775.61%	920.18%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.
(b) Less than $0.01 per share.
(c) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
(d) Annualized
(e) Not Annualized
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Alpha Trends Factor Fund - Class A

Financial Highlights
Selected data for a share outstanding throughout each year/period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2024		6/30/2024	6/30/2023	6/30/2022		6/30/2021		6/30/2020

Net Asset Value, at Beginning of Year/Period	$ 13.28		$ 11.06	$ 9.52	$ 13.96		$ 10.57		$ 11.49

From Investment Operations:
Net Investment Loss *	(0.06)		(0.07)	(0.02)	(0.15)		(0.07)		(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	0.36		2.29	1.64	(0.73)		3.46		(0.88)
Total from Investment Operations	0.30		2.22	1.62	(0.88)		3.39		(0.93)

Distributions from:
Net Realized Gain	(0.21)		-	(0.08)	(3.56)		-		-
Total Distributions	(0.21)		-	(0.08)	(3.56)		-		-

Paid in Capital From Redemption Fees *	-		-	-	-	(b)	-	(b)	0.01

Net Asset Value, at End of Year/Period	$ 13.37		$ 13.28	$ 11.06	$ 9.52		$ 13.96		$ 10.57

Total Return (a)	2.27%	(e)	20.07%	17.04%	(11.37)%		32.07%		(8.01)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 940		$ 992	$ 1,389	$ 1,522		$ 4,136		$ 3,974
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	5.56%	(d)	5.56%	4.30%	3.85%		3.26%		3.41%
Ratio of Net Investment Loss to Average Net Assets (c)	(4.23)%	(d)	(3.96)%	(2.52)%	(2.57)%		(1.72)%		(1.70)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	2.14%	(d)	2.22%	2.00%	2.44%		2.14%		2.11%
Ratio of Net Investment Loss to Average Net Assets (c)	(0.81)%	(d)	(0.61)%	(0.22)%	(1.16)%		(0.61)%		(0.41)%
Portfolio Turnover	67.39%	(e)	76.48%	226.73%	433.66%		547.28%		248.03%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
(c) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
(d) Annualized
(e) Not Annualized
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Alpha Trends Factor Fund - Class U

Financial Highlights
Selected data for a share outstanding throughout each year/period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2024		6/30/2024	6/30/2023	6/30/2022		6/30/2021		6/30/2020

Net Asset Value, at Beginning of Year/Period	$ 12.49		$ 10.48	$ 9.10	$ 13.57		$ 10.35		$ 11.34

From Investment Operations:
Net Investment Loss *	(0.10)		(0.16)	(0.09)	(0.22)		(0.16)		(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	0.32		2.17	1.55	(0.69)		3.38		(0.87)
Total from Investment Operations	0.22		2.01	1.46	(0.91)		3.22		(1.00)

Distributions from:
Net Realized Gain	(0.21)		-	(0.08)	(3.56)		-		-
Total Distributions	(0.21)		-	(0.08)	(3.56)		-		-

Paid in Capital From Redemption Fees *	-		-	-	-	(b)	-	(b)	0.01

Net Asset Value, at End of Year/Period	$ 12.50		$ 12.49	$ 10.48	$ 9.10		$ 13.57		$ 10.35

Total Return (a)	1.77%	(e)	19.18%	16.07%	(12.00)%		31.11%		(8.73)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 198		$ 196	$ 242	$ 229		$ 502		$ 574
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	6.27%	(d)	6.30%	5.01%	4.02%		3.46%		4.15%
Ratio of Net Investment Loss to Average Net Assets (c)	(4.95)%	(d)	(4.71)%	(3.22)%	(2.67)%		(1.90)%		(2.47)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	2.88%	(d)	2.98%	2.75%	3.16%		2.88%		2.83%
Ratio of Net Investment Loss to Average Net Assets (c)	(1.56)%	(d)	(1.39)%	(0.96)%	(1.82)%		(1.32)%		(1.15)%
Portfolio Turnover	67.39%	(e)	76.48%	226.73%	433.66%		547.28%		248.03%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
(c) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
(d) Annualized
(e) Not Annualized
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Alpha Trends Factor Fund - Class I

Financial Highlights
Selected data for a share outstanding throughout each year/period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2024		6/30/2024	6/30/2023		6/30/2022		6/30/2021		6/30/2020

Net Asset Value, at Beginning of Year/Period	$ 13.80		$ 11.46	$ 9.84		$ 14.29		$ 10.79		$ 11.68

From Investment Operations:
Net Investment Income (Loss) *	(0.04)		(0.05)	0.00	(b)	(0.08)		(0.04)		(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.37		2.39	1.70		(0.81)		3.54		(0.89)
Total from Investment Operations	0.33		2.34	1.70		(0.89)		3.50		(0.90)

Distributions from:
Net Realized Gain	(0.21)		-	(0.08)		(3.56)		-		-
Total Distributions	(0.21)		-	(0.08)		(3.56)		-		-

Paid in Capital From Redemption Fees *	-	(b)	-	-		-	(b)	-	(b)	0.01

Net Asset Value, at End of Year/Period	$ 13.92		$ 13.80	$ 11.46		$ 9.84		$ 14.29		$ 10.79

Total Return (a)	2.40%	(e)	20.42%	17.30%		(11.16)%		32.44%		(7.62)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 1,145		$ 1,189	$ 1,140		$ 2,105		$ 1,340		$ 1,514
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	5.28%	(d)	5.30%	4.01%		3.83%		3.18%		3.18%
Ratio of Net Investment Loss to Average Net Assets (c)	(3.96)%	(d)	(3.70)%	(2.24)%		(2.43)%		(1.62)%		(1.43)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	1.89%	(d)	1.98%	1.76%		2.05%		1.88%		1.88%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)	(0.57)%	(d)	(0.38)%	0.00%		(0.64)%		(0.32)%		(0.13)%
Portfolio Turnover	67.39%	(e)	76.48%	226.73%		433.66%		547.28%		248.03%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.
(b) Less than $0.01 per share.
(c) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
(d) Annualized
(e) Not Annualized
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund - Class A

Financial Highlights
Selected data for a share outstanding throughout each year/period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2024		6/30/2024	6/30/2023	6/30/2022		6/30/2021	6/30/2020

Net Asset Value, at Beginning of Year/Period	$ 13.91		$ 12.38	$ 11.60	$ 13.86		$ 12.24	$ 13.05

From Investment Operations:
Net Investment Loss *	(0.12)		(0.20)	(0.12)	(0.24)		(0.20)	(0.16)
Net Realized and Unrealized Gain (Loss) on Investments	0.00		1.73	0.90	(2.02)		1.82	(0.65)
Total from Investment Operations	0.12		1.53	0.78	(2.26)		1.62	(0.81)

Paid in Capital From Redemption Fees *	-	(b)	-	-	-	(b)	-	-

Net Asset Value, at End of Year/Period	$ 13.79		$ 13.91	$ 12.38	$ 11.60		$ 13.86	$ 12.24

Total Return (a)	11.21%	(e)	12.36%	6.72%	(16.31)%		13.24%	(6.21)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 1,553		$ 1,513	$ 1,874	$ 2,173		$ 3,907	$ 4,687
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	4.27%	(d)	3.74%	3.32%	3.37%		2.53%	2.80%
Ratio of Net Investment Loss to Average Net Assets (c)	(2.82)%	(d)	(2.39)%	(1.66)%	(1.97)%		(1.26)%	(1.25)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	3.07%	(d)	2.87%	2.69%	3.27%		2.84%	2.79%
Ratio of Net Investment Loss to Average Net Assets (c)	(1.62)%	(d)	(1.52)%	(1.03)%	(1.87)%		(1.57)%	(1.23)%
Portfolio Turnover	192.25%	(e)	290.73%	326.36%	690.99%		770.03%	917.79%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
(c) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
(d) Annualized
(e) Not Annualized
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund - Class U

Financial Highlights
Selected data for a share outstanding throughout each year/period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2024		6/30/2024	6/30/2023	6/30/2022		6/30/2021	6/30/2020

Net Asset Value, at Beginning of Year/Period	$ 12.98		$ 11.61	$ 10.93	$ 13.13		$ 11.65	$ 12.48

From Investment Operations:
Net Investment Loss *	(0.29)		(0.25)	(0.17)	(0.29)		(0.25)	(0.21)
Net Realized and Unrealized Gain (Loss) on Investments	1.70		1.62	0.85	(1.91)		1.73	(0.62)
Total from Investment Operations	1.41		1.37	0.68	(2.20)		1.48	(0.83)

Paid in Capital From Redemption Fees *	-	(b)	-	-	-	(b)	-	-	(b)

Net Asset Value, at End of Year/Period	$ 14.40		$ 12.98	$ 11.61	$ 10.93		$ 13.13	$ 11.65

Total Return (a)	10.94%	(e)	11.80%	6.22%	(16.76)%		12.70%	(6.65)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 1,814		$ 1,778	$ 2,045	$ 2,329		$ 3,640	$ 4,352
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	8.89%	(d)	4.29%	3.86%	3.63%		2.73%	3.33%
Ratio of Net Investment Loss to Average Net Assets (c)	(6.09)%	(d)	(2.94)%	(2.19)%	(2.25)%		(1.47)%	(1.76)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	6.97%	(d)	3.37%	3.19%	3.75%		3.34%	3.28%
Ratio of Net Investment Loss to Average Net Assets (c)	(4.17)%	(d)	(2.02)%	(1.53)%	(2.37)%		(2.08)%	(1.71)%
Portfolio Turnover	192.25%	(e)	290.73%	326.36%	690.99%		770.03%	917.79%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
(c) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
(d) Annualized
(e) Not Annualized
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund - Class I

Financial Highlights
Selected data for a share outstanding throughout each year/period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2024		6/30/2024	6/30/2023	6/30/2022		6/30/2021	6/30/2020

Net Asset Value, at Beginning of Year/Period	$ 15.86		$ 13.94	$ 12.90	$ 15.22		$ 13.27	$ 13.97

From Investment Operations:
Net Investment Income (Loss) *	(0.04)		(0.04)	0.03	(0.09)		(0.04)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	1.89		1.96	1.01	(2.23)		1.99	(0.70)
Total from Investment Operations	1.85		1.92	1.04	(2.32)		1.95	(0.71)

Paid in Capital From Redemption Fees *	-		-	-	-	(b)	-	0.01

Net Asset Value, at End of Year/Period	$ 17.71		$ 15.86	$ 13.94	$ 12.90		$ 15.22	$ 13.27

Total Return (a)	11.66%	(e)	13.77%	8.06%	(15.24)%		14.69%	(5.01)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 1,468		$ 1,343	$ 1,432	$ 2,178		$ 2,625	$ 4,906
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	6.55%	(d)	3.58%	3.16%	3.25%		2.40%	2.15%
Ratio of Net Investment Loss to Average Net Assets (c)	(4.08)%	(d)	(2.23)%	(1.51)%	(1.90)%		(1.16)%	(0.60)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	2.95%	(d)	1.61%	1.44%	1.97%		1.56%	1.59%
Ratio of Net Investment Loss to Average Net Assets (c)	(0.48)%	(d)	(0.26)%	0.21%	(0.62)%		(0.32)%	(0.04)%
Portfolio Turnover	192.25%	(e)	290.73%	326.36%	690.99%		770.03%	917.79%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.
(b) Less than $0.01 per share.
(c) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
(d) Annualized
(e) Not Annualized
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Income Fund - Class A

Financial Highlights
Selected data for a share outstanding throughout each year/period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2024		6/30/2024	6/30/2023	6/30/2022	6/30/2021	6/30/2020

Net Asset Value, at Beginning of Year/Period	$ 4.45		$ 4.52	$ 4.95	$ 5.89	$ 4.84	$ 6.13

From Investment Operations:
Net Investment Income *	0.01		0.08	0.11	0.03	0.08	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.42		0.29	(0.10)	(0.53)	1.41	(0.94)
Total from Investment Operations	0.43		0.37	0.01	(0.50)	1.49	(0.85)

Distributions from:
Net Investment Income	(0.05)		(0.08)	(0.11)	(0.04)	(0.07)	(0.08)
Return of Capital	(0.39)		(0.36)	(0.33)	(0.40)	(0.37)	(0.36)
Total Distributions	(0.44)		(0.44)	(0.44)	(0.44)	(0.44)	(0.44)

Paid in Capital From Redemption Fees (b) *	-		-	-	-	-	-

Net Asset Value, at End of Year	$ 4.44		$ 4.45	$ 4.52	$ 4.95	$ 5.89	$ 4.84

Total Return (a)	4.71%	(d)	8.94%	0.30%	(8.97)%	32.34%	(14.55)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 4,357		$ 5,484	$ 6,974	$ 4,715	$ 4,462	$ 3,837
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets	3.26%	(c)	2.83%	2.52%	3.35%	3.16%	3.08%
Ratio of Net Investment Income Average Net Assets	0.09%	(c)	1.60%	2.18%	0.04%	1.02%	0.99%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets	2.79%	(c)	2.60%	2.45%	2.79%	2.60%	2.54%
Ratio of Net Investment Income to Average Net Assets	0.55%	(c)	1.83%	2.25%	0.60%	1.57%	1.53%
Portfolio Turnover	64.90%	(d)	155.61%	446.89%	571.51%	677.36%	717.54%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
(c) Annualized
(d) Not Annualized
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Income Fund - Class U

Financial Highlights
Selected data for a share outstanding throughout each year/period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2024		6/30/2024	6/30/2023	6/30/2022	6/30/2021	6/30/2020

Net Asset Value, at Beginning of Year/Period	$ 4.63		$ 4.65	$ 5.06	$ 5.99	$ 4.90	$ 6.18

From Investment Operations:
Net Investment Income *	0.00	(b)	0.06	0.08	0.01	0.06	0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.40		0.31	(0.10)	(0.55)	1.42	(0.95)
Total from Investment Operations	0.40		0.37	(0.02)	(0.54)	1.48	(0.89)

Distributions from:
Net Investment Income	(0.03)		(0.07)	(0.09)	(0.04)	(0.05)	(0.05)
Return of Capital	(0.36)		(0.32)	(0.30)	(0.35)	(0.34)	(0.34)
Total Distributions	(0.39)		(0.39)	(0.39)	(0.39)	(0.39)	(0.39)

Paid in Capital From Redemption Fees (b) *	-		-	-	-	-	-

Net Asset Value, at End of Year/Period	$ 4.65		$ 4.63	$ 4.65	$ 5.06	$ 5.99	$ 4.90

Total Return (a)	4.63%	(d)	8.57%	(0.36)%	(9.46)%	31.53%	(15.02)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 1,288		$ 1,712	$ 3,068	$ 2,636	$ 1,860	$ 1,720
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets	3.69%	(c)	3.21%	2.99%	3.83%	3.52%	3.80%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.34%	(c)	1.25%	1.69%	(0.37)%	0.68%	0.34%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets	3.31%	(c)	3.09%	2.95%	3.26%	3.07%	3.03%
Ratio of Net Investment Income to Average Net Assets	1.37%	(c)	1.37%	1.72%	0.19%	1.13%	1.11%
Portfolio Turnover	64.90%	(d)	155.61%	446.89%	571.51%	677.36%	717.54%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
(c) Annualized
(d) Not Annualized
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Income Fund - Class I

Financial Highlights
Selected data for a share outstanding throughout each year/period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2024		6/30/2024	6/30/2023	6/30/2022	6/30/2021	6/30/2020

Net Asset Value, at Beginning of Year	$ 4.79		$ 4.81	$ 5.22	$ 6.18	$ 5.04	$ 6.33

From Investment Operations:
Net Investment Income *	0.03		0.12	0.16	0.10	0.13	0.14
Net Realized and Unrealized Gain (Loss) on Investments	0.45		0.32	(0.11)	(0.60)	1.47	(0.97)
Total from Investment Operations	0.48		0.44	0.05	(0.50)	1.60	(0.83)

Distributions from:
Net Investment Income	(0.07)		(0.11)	(0.15)	(0.05)	(0.12)	(0.13)
Return of Capital	(0.39)		(0.35)	(0.31)	(0.41)	(0.34)	(0.33)
Total Distributions	(0.46)		(0.46)	(0.46)	(0.46)	(0.46)	(0.46)

Paid in Capital From Redemption Fees * (b)	-		-	-	-	-	-

Net Asset Value, at End of Year	$ 4.81		$ 4.79	$ 4.81	$ 5.22	$ 6.18	$ 5.04

Total Return (a)	5.19%	(d)	9.86%	1.03%	(8.61)%	33.30%	(13.81)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 9,805		$ 11,049	$ 12,995	$ 6,300	$ 2,075	$ 1,913
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets	3.12%	(c)	2.68%	2.32%	3.12%	3.04%	2.83%
Ratio of Net Investment Income to Average Net Assets	0.26%	(c)	1.73%	2.47%	0.48%	1.15%	1.33%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets	2.21%	(c)	1.79%	1.66%	1.91%	1.80%	1.74%
Ratio of Net Investment Income to Average Net Assets	1.17%	(c)	2.62%	3.13%	1.69%	2.39%	2.42%
Portfolio Turnover	64.90%	(d)	155.61%	446.89%	571.51%	677.36%	717.54%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
(c) Annualized
(d) Not Annualized
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Funds

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024 (UNAUDITED)

 1. ORGANIZATION AND SIGNIFCANT ACCOUNTING POLICIES

DSS AmericaFirst Funds (the “Trust”), previously DSS AmericaFirst Quantitative Funds, and previously Americafirst Quantitative Funds, was reorganized as a Delaware statutory trust on January 4, 2013. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of four series: DSS AmericaFirst Total Return Bond Fund (formerly known as DSS AmericaFirst Defensive Growth Fund), DSS AmericaFirst Alpha Trends Factor Fund (formerly known as DSS AmericaFirst Large Cap Share Buyback Fund), DSS AmericaFirst Monthly Risk-On Risk-Off Fund, and DSS AmericaFirst Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified series of the Trust. The investment objectives of each Fund are set forth below. AmericaFirst Capital Management, LLC is the former investment advisor to the Funds. AmericaFirst Wealth Management, Inc. is the current investment advisor to the Funds (“Manager”).

DSS AmericaFirst Total Return Bond Fund (“Total Return Bond Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

DSS AmericaFirst Alpha Trends Factor Fund (“Alpha Trends Factor Fund”) commenced operations on January 31, 2017. The Fund’s investment objective is to provide growth of capital.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund (“Risk-On Risk-Off Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

DSS AmericaFirst Income Fund (“Income Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve a high rate of current income with less volatility than common stocks as measured by standard deviation. The Fund seeks total return as a secondary investment objective.

The Funds each offer three classes of shares, Class A, Class I, and Class U. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In the absence of prices from a pricing service, or if market quotations are not readily available, fair value will be determined under the Funds' valuation procedures adopted pursuant to Rule 2a-5. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Equity securities. Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Board believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Board determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the valuation committee, subject to review of the Board of Trustees and are categorized in level 2 or level 3, when appropriate.

Exchange Traded Funds (“exchange traded fund” or “ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value. “

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024 for each Fund’s assets and liabilities measured at fair value:

Total Return Bond Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Exchange Traded Funds	$696,144	$696,144	$—	$—
Money Market Fund	84,411	84,411	—	—
Total	$780,555	$780,555	$—	$—

Alpha Trends Factor Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$2,131,085	$2,131,085	$—	$—
Money Market Fund	152,179	152,179	—	—
Total	$2,283,264	$2,283,264	$—	$—

Risk-On Risk-Off Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$3,418,677	$3,418,677	$—	$—
Money Market Fund	1,459,880	1,459,880	—	—
Total	$4,878,557	$4,878,557	$—	$—

Income Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$12,552,921	$12,552,921	$—	$—
Exchange Traded Funds	128,100	128,100	—	—
Real Estate Investment Trusts	1,816,719	1,816,719	—	—
Money Market Fund	1,007,061	1,007,061	—	—
Total	$15,504,801	$15,504,801	$—	$—

(1)	As of and during the six months ended December 31, 2024, none of the Funds held securities that were considered to be “Level 3” securities.

(2)	For a detailed break-out of securities by investment industry please refer to the Schedules of Investments.

b)       Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

c)       Federal Income Tax – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies (“RIC”), except as noted below, and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2022-2024) or expected to be taken in the Funds’ 2025 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal jurisdiction where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

d)       Distribution to Shareholders - Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

e)       Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold, or amortized cost with bonds, with the net sales proceeds. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives, with premiums on callable bonds are amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

 f)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on average net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g)       Foreign Currency – The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

h)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)       Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)       ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

k) Credit Risk - The deposits held in each Fund’s portfolio include deposits in a checking account and money market deposit account. These deposits will be limited to accounts with Federal Deposit Insurance Corporation (“FDIC”) insured banks or savings and loan associations which are backed by the full faith and credit of the U.S. Government. Deposits that Congress affirmed to be backed by the full faith and credit of the U.S. Government are those that the resources of the U.S. Government stand behind. Further, each of the Fund’s deposits will not exceed the FDIC’s Standard Maximum Deposit Insurance Amount (“SMDIA”) which currently is $250,000 per depositor, per insured bank inclusive of the principal and accrued interest for each deposit. To the extent the Fund’s deposits with a particular bank exceed the federally insured limit; any amount of the Fund’s deposit over the federally insured limit will not be covered by FDIC insurance.

l)       Fifth Third Bank (the "Custodian"), the Funds' custodian, allowed cash overdrafts during the fiscal year when insufficient cash was available in the Funds' custodial accounts to meet its obligations. Amounts presented as Due to Custodian on the Statements of Assets and Liabilities represent temporary cash overdrafts and monthly expense accruals that existed as of December 31, 2024.

m) Distributions from REITs - Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

n)       Debt Securities Risk -  When the Fund invests in debt securities the value of your investment in the Fund will fluctuate with changes in interest rates.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).  Convertible debt is a hybrid security that has characteristics of both debt and equity securities and is subject to risks associated with both debt and equity securities.

o)        Foreign Exposure Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

p)       Junk Bond Risk -  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  If they become illiquid, the market price for these bonds could decrease and reduce the Fund's share price.

2. INVESTMENT TRANSACTIONS

For the six months ended December 31, 2024, aggregate purchases and sales of investment securities (excluding short-term investments and government securities) for the Funds were as follows:

	Purchases	Sales
Total Return Bond Fund	$1,328,524	$1,603,784
Alpha Trends Factor Fund	1,460,222	1,649,369
Risk-On Risk-Off Fund	7,639,221	8,952,477
Income Fund	10,951,462	15,382,486

  3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AmericaFirst Wealth Management, Inc. (“AmericaFirst,” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of an Investment Management Agreement with the Trust (the “Management Agreement”) effective October 1, 2021. On or about June 13, 2024, DSS Wealth Management, Inc. was renamed to AmericaFirst Wealth Management, Inc. Under the terms of the Management Agreement, AmericaFirst is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreement provides that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreement, the Manager is paid a monthly (or more frequently) management fee at the annual rate of the average daily net assets were as follows:

Total Return Bond Fund	1.50%
Alpha Trends Factor Fund	1.25%
Risk-On Risk-Off Fund	1.00%
Income Fund	1.25%

For the six months ended December 31, 2024, total management fees were as follows:

Total Return Bond Fund	$ 7,645
Alpha Trends Factor Fund	$ 14,723
Risk-On Risk-Off Fund	$ 23,750
Income Fund	$111,329

Effective October 1, 2021, AmericaFirst and the Funds have entered into Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) legal fees; (vii) specialized pricing services, (viii) proxy costs not born by the Manager or another party, (ix) unusual or unanticipated audit costs, (x) change in service provider transition expenses, and (xi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Manager) at the ratios to average daily net assets detailed below.

	Class A	Class I	Class U	Expiration
Total Return Bond Fund	2.45%	1.94%	2.95%	October 31, 2025
Alpha Trends Factor Fund	1.75%	1.50%	2.50%	October 31, 2025
Risk-On Risk-Off Fund	2.45%	1.20%	2.95%	October 31, 2025
Income Fund	2.20%	1.40%	2.70%	October 31, 2025

These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.

June 30, 2027
Total Return Bond Fund
Class A	$32,275
Class I	$18,220
Class U	$28,278

Alpha Trends Factor Fund
Class A	$37,803
Class I	$37,563
Class U	$7,115
Risk-On Risk-Off Fund
Class A	$14,847
Class I	$25,075
Class U	$17,211
Income Fund
Class A	$13,965
Class I	$106,126
Class U	$2,575

June 30, 2026
Total Return Bond Fund
Class A	$27,132
Class I	$27,579
Class U	$25,312

Alpha Trends Factor Fund
Class A	$32,937
Class I	$46,550
Class U	$5,350
Risk-On Risk-Off Fund
Class A	$12,484
Class I	$33,277
Class U	$14,921
Income Fund
Class A	$4,438
Class I	$68,136
Class U	$975

June 30, 2025
Total Return Bond Fund
Class A	$25,755
Class I	$15,245
Class U	$14,287
Alpha Trends Factor Fund
Class A	$29,922
Class I	$27,183
Class U	$2,427
Risk-On Risk-Off Fund
Class A	$4,671
Class I	$22,732

Class U	$2,403
Income Fund
Class A	$21,785
Class I	$34,423
Class U	$8,866

Distributor – The Trust has adopted a Distribution Plan (“Plan”), pursuant to rule 12b-1 under the 1940 Act for each class of shares, other than class I, which allows the Funds to pay to the distributor a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.25% for Class A and 1.00% Class U per year of its average daily net assets for such distribution and shareholder service activities. During the six months ended December 31, 2024, fees incurred under the Plan were as follows:

Total Return Bond Fund
Class A $546 Class U $1,742 Alpha Trends Factor Fund
Class A $1,346 Class U $1,008 Risk-On Risk-Off Fund
Class A $1,480 Class U $6,732 Income Fund Class A $3,712 Class U $4,375

Mutual Shareholder Services, LLC (“MSS”) serves as the Funds’ Transfer Agent and Accounting Agent. Certain employees of MSS are Officers of the Trust.

Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Funds, were paid a fee of $6,000 per year through September 30, 2023; and effective October 1, 2023, Trustees are paid $3,000 per Trustee per Board meeting and $1,500 per Audit Committee member per Audit Committee meeting.

As of December 31, 2024, the Manager owed the Total Return Bond Fund and Alpha Trends Factor Fund each $30,682 and $4,493, respectively.

As of December 31, 2024, the Risk-On Risk-Off Fund and Income Fund owed the Manager $408 and $10,262, respectively.

Effective February 23, 2024, Empirical Administration, LLC (“Empirical”) was appointed to provide a CCO to the Trust. As CCO Empirical charges $500 a month, per each Fund. For the six months ended December 31, 2024 Empirical earned $1,500.

Effective September 26, 2024, Jason Grady was appointed as President, Chief Executive Officer, and Principal Executive Officer; James Monaghan was appointed as Chief Compliance Officer; and Daniel Lew was appointed as Vice President.

4. REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares within 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the year ended June 30, 2024, redemption fees were assessed as follows:

Total Return Bond Fund	$ -
Alpha Trends Factor Fund	$ 398
Risk-On Risk-Off Fund	$ 11
Income Fund	$1,803

For the six months ended December 31, 2024, redemption fees were assessed as follows:

Total Return Bond Fund	$ -
Alpha Trends Factor Fund	$502
Risk-On Risk-Off Fund	$118
Income Fund	$203

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended June 30, 2024 and the six months ended December 31, 2024 were as follows:

For the year ended June 30, 2024:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
Income Fund	$434,392	$-	$1,502,742	$1,937,134

For the six months ended December 31, 2024:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
Alpha Trends Factor Fund	$-	$35,298	$-	$35,298
Income Fund	105,345	—	$704,737	810,082

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/(Loss)	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation (Depreciation)	Total Accumulated (Deficits)

Total Return Bond Fund	$—	$—	$(6,511)	$(10,246,270)	$—	$156,631	$(10,096,150)
Alpha Trends Factor Fund	—	—	(9,581)	(76,351)	—	533,068	447,136
Risk-On Risk-Off Fund	—	—	(40,553)	(12,562,442)	—	605,269	(11,997,726)
Income Fund	—	—	—	(11,904,602)	—	1,840,097	(10,064,505)

The difference between book basis and tax basis unrealized appreciation/ (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and return of capital distributions from underlying investments.

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. The Funds incurred and elected to defer such late year ordinary losses as follows:

Late Year
Losses
Total Return Bond Fund	$6,511
Alpha Trends Factor Fund	9,581
Risk-On Risk-Off Fund	40,553

At June 30, 2024, the Funds below had capital loss carry forwards with no expiration date for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
Total Return Bond Fund	$ 9,707,886	$ 538,384	$10,246,270
Alpha Trends Factor Fund	76,351	—	76.351
Risk-On Risk-Off Fund	10,337,672	2,224,770	12,562,442
Risk-On Risk-Off and Income Fund	11,500,251	404,352	11,904,603

For the year ended June 30, 2024, the Alpha Trends Factor Fund utilized $173,604 capital loss carry forwards and the Risk-On Risk-Off utilized $526,143 in capital loss carry forwards.

Permanent book and tax differences, primarily attributable to net operating losses, and prior year true-ups resulted in reclassifications for the fiscal year ended June 30, 2024 as follows:

	Paid In Capital	Accumulated Earnings (Deficit)

Total Return Bond Fund	$(3,782)	$3,782
Alpha Trends Factor Fund	(5,534)	5,534
Risk-On Risk-Off Fund	(54,229)	54,229
Income Fund	11,825	(11,825)

NOTE 6. MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

NOTE 7. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment in the financial statements.

However, the following disclosures are applicable:

Total Return Bond Fund Closure

The Board of Trustees of DSS AmericaFirst Funds (the “Trust”) has concluded that it is in the best interests of the DSS AmericaFirst Total Return Bond Fund (the “Fund”) and its shareholders that the Fund cease operations.  The Board has determined to close the Fund and redeem all outstanding shares no later than the close of business on February 28, 2025.

Distributions

During the period subsequent to year-end, the Income Fund paid the following distributions per share:

Class A	Pay Date	Rate

Ordinary Income	1/30/2025	0.03695

Class I	Pay Date	Rate

Ordinary Income	1/30/2025	0.03840

Class U	Pay Date	Rate

Ordinary Income	1/30/2025	0.03270

DSS AmericaFirst Funds

additional information

DECEMBER 31, 2024 (UNAUDITED)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PROXY VOTE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217 -8501; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217 -8501; and on the Commission’s website at http://www.sec.gov/; as well as at https://americafirst.fund/regulatory-documents.

Approval of Renewal of the Investment Advisory Agreement ("Management Agreement")

On September 25, 2024, the Trustees turned their attention to the consideration of the renewal of the Management Agreement between the Trust and AmericaFirst Wealth Management, Inc. (“AFWM”) with respect to the Funds. Counsel reviewed the duties of the Trustees when approving or renewing investment advisory agreements. He stated that in fulfilling its responsibilities to a Fund and its shareholders, the Board must apply its business judgment to the question of whether the overall terms of an investment advisory agreement are reasonable business arrangements for each Fund. He noted that neither Section 15(c) nor Section 36(b) of the 1940 Act state the specific factors that the Board should consider in evaluating an investment advisory contract. However, based upon U.S. Supreme Court decisions, these factors must include, but are not limited to, the following: (i) nature, extent and quality of the services provided by the investment adviser to a fund; (ii) investment performance of the fund and the investment adviser; (iii) costs of the services to be provided to the fund; (iv) extent to which economies of scale benefit shareholders and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund. He noted that AFWM has provided additional information to the Board about its services, personnel, resources, and strategies.

The Board reviewed the materials provided by AFWM in advance of the meeting. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Management Agreement. In its consideration of the Management Agreement, the Board members did not identify any single factor as all-important or controlling, and the following summarizes matters considered at this Meeting and includes certain portions of prior deliberations.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services provided by AFWM to the Funds focused on research, portfolio management, and trade execution. The Trustees reviewed materials provided by AFWM related to the Management Agreement with the Trust on behalf of the Funds including: a description of investment decisions and trade execution methods, AFWM's Form ADV, a revenue and expenses summary (in place of an income statement), current financial condition as represented by a recent balance sheet, a keep-well letter from AFWM's ultimate parent, an overview of the personnel that have or will perform services for the Funds, a summary of AFWM's compliance policies and procedures, including a representation that AFWM continues to have, in place, a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b). The Trustees noted that, in part, because of AFWM's parent company's multi-layer holding company structure and its method for allocating expenses the balance sheet showed signs of financial strain. However, the Trustees concluded that this was offset by the ultimate parent company's keep-well letter and the resources of the ultimate parent company. The Trustees noted favorably the qualifications of the Adviser's portfolio managers and CCO, each of which have over 30 years of investment experience. Additionally, the Trustees also noted that AFWM continues to have a $1 million errors and omissions insurance policy (shared with the Trust) with a $100,000 deductible. After further discussion, the Trustees concluded that AFWM continues to have sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Management Agreement and that the nature, overall quality and extent of the management services that have been provided and will continue to be provided by AFWM meet the Board's expectations.

Performance. Next, the Board reviewed performance comparisons for each Fund against its respective Lipper benchmark, Morningstar category, and index or indexes for the one-year, three-year, five-year, and ten-year periods ended June 30, 2024. Performance of class I shares was used as it provides the purest performance comparison, because this class does not incur Rule 12b-1 fees. The Trustees also noted they had reviewed performance over other time periods on an ongoing basis based on performance summaries provided by the Adviser from time to time. The Trustees noted that the evaluation of long-term performance was complicated by the fact that AFWM has only been managing the Funds since late 2021; and that the AFWM portfolio manager who had managed the Funds since inception had departed AFWM in April of 2023; and that the current portfolio manager(s) continue some of the since-inception methods of the prior portfolio manager. The Trustees gave less weight to long-term performance as it was not directly attributable to AFWM but nonetheless represented the investment strategies developed by the prior portfolio manager and continued, in part, by AFWM. The Trustees noted that the Risk-On Risk-Off Fund had positive one-year performance of 13.77% and outperformed the Lipper Absolute Return peer group, and the Morningstar Tactical Allocation Category, but very significantly lagged the S&P 500 Index. The Trustees noted that the S&P 500 Index is largely informational as the Fund is not intended to track that index. The Trustees observed that for almost all the other time periods the Fund generally lagged each benchmark, category or index, but that represented, in part, the legacy performance of the prior portfolio manager. Based primarily on more-recent performance, the Trustees concluded performance was satisfactory. Next, the Trustees noted that the Income Fund had positive one-year performance of 9.86% and significantly outperformed the Bloomberg Aggregate Bond Index for the one-year and three-year periods, but lagged the Lipper Flexible Portfolio peer group and Morningstar Moderately Aggressive Category, for all periods and outperformed Bloomberg Aggregate Bond Index all but the ten-year period. Based primarily on more-recent performance, the Trustees concluded performance was satisfactory. Next, the Trustees noted that the Defensive Growth Fund continues to struggle with performance although it had positive absolute performance but lagging relative performance for all periods as compared to the Lipper Alternative Long/Short Equity peer group, the Morningstar Long/Short Equity Category, Morningstar Large Cap Blend Category, and the S&P 500 Index. The Trustees noted that the S&P 500 Index is largely informational as the Fund is not intended to track that index. The Trustees observed that AFWM is in the process of recasting the Fund as a bond fund as it believes the underlying core strategy is not tenable in today's market environment. Based primarily on the undertaking to recast the strategy, the Trustees concluded they would deem performance technically satisfactory. Next, the Trustees noted that the Buyback Fund, which has a shorter period of operations than the other Funds, had a positive 20.42% one-year performance, 7.86% three-year performance, and 8.95% five-year performance. The Trustees observed that for the one-year period, the Fund slightly lagged the Lipper Muti-Cap Core peer group, lagged the S&P 500 Index, while outperforming the Morningstar Large Blend Category and outperforming the S&P 500 Buyback Index. The Trustees observed that for the other time periods the Fund generally lagged each benchmark, category or index, but that represented, in part, the legacy performance of the prior portfolio manager. The Trustees observed that the Fund is being re-cast to capture a more wide-ranging strategy. Based primarily on more-recent performance, the Trustees concluded performance was satisfactory.

Fees and Expenses. The Trustees reviewed information regarding comparative fees charged by AFWM to fees charged by other advisers to respective peer groups of funds based on Morningstar Categories. The Board noted that the advisory fee for the Funds was above the average for each respective peer group, but within the range of reasonable advisory fees charged by advisers in each respective peer group or groups. Specifically, the Defensive Growth Fund's (which is in the process of being re-cast as the Total Return Bond Fund) proposed advisory fee of 0.50% was above the Intermediate Core Bond Morningstar Category average of 0.33% but below the 0.75% upper end of the range of reasonable fees charged to funds in the category. The Defensive Growth Fund's current advisory fee of 1.50% was above the Large Blend Morningstar Category average of 0.52% but below the 2.00% upper end of the range of reasonable fees charged to funds in the category. The Buyback Fund's (which is in the process of being re-cast as the Alpha Trends Factor Fund) proposed advisory fee of 1.25% was above the Large Blend Morningstar Category average of 0.52% but significantly below the 2.00% upper end of the range of reasonable fees charged to funds in the category. The Risk-On Risk-Off Fund's advisory fee of 1.00% was above the Tactical Allocation Morningstar Category average of 0.90% but noticeably below the 1.75% upper end of the range of reasonable fees charged to funds in the category. Because of the somewhat wide investment mandate of the Income Fund, the Trustees considered a blend of the Conservative Allocation Morningstar Category and the Tactical Allocation Morningstar Category. The Income Fund's advisory fee of 1.25% was above the blend of the categories' average of approximately 0.66%, but below the 1.75% upper end of the range of reasonable fees charged to funds in the blended categories. The Trustees also considered the relatively high level of sophistication utilized by AFWM in executing its somewhat complex investment strategies and concluded that the level of advisory fees paid to AFWM by each Fund was not unreasonable in light of the quality of the services received from DSS.

The Trustees noted that each Fund share class had net expense ratios that were above average when compared to the respective peer group or groups, but generally within the range of, or slightly above, the reasonable expenses for the respective similar class of the peer group or groups. Specially, the Defensive Growth Fund's class A shares net expense ratio of 2.99% was above the 0.95% average for the Large Cap Blend Morningstar Category, and above the 1.60% upper end of the range of reasonable fees charged to funds in the category; class U shares net expense ratio of 3.49% was above the 1.72% average, and above the 2.36% upper end of the range of reasonable fees charged to funds in the category; and class I shares net expense ratio of 2.48% was above the 0.61% average, and above the 2.05% upper end of the range of reasonable fees charged to funds in the category. The Trustees concluded that the expenses were acceptable in light of the very small size of the Fund and the plans to re-cast the Fund as a bond fund with much lower expenses. The estimated expenses of 0.61% for each share class as a re-cast fund, were below the Intermediate Core Bond Fund Morningstar Category average for class A and U shares and within the 0.88% upper end of the range of reasonable expenses for class I shares. The Buyback Fund's class A shares net expense ratio of 2.23% was above the 0.95% average for the Large Blend Morningstar Category, but also above the 1.60% upper end of the range of reasonable fees charged to funds in the category; class U shares net expense ratio of 2.98% was above the 1.72% average, and above the 2.36% upper end of the range of reasonable fees charged to funds in the category; and class I shares net expense ratio of 2.00% was above the 0.61% average, and within the 2.05% upper end of the range of reasonable fees charged to funds in the category. The Trustees concluded the above-range expenses were nonetheless reasonable because of the small size of the Fund. The Risk-On Risk-Off class A shares net expense ratio of 2.88% was above the 1.66% average for the Tactical Allocation Morningstar Category, and above the 2.64% upper end of the range of reasonable fees charged to funds in the category; class U shares net expense ratio of 3.38% was above the 2.36% average, and somewhat above the 3.24% upper end of the range of reasonable fees charged to funds in the category; and class I shares net expense ratio of 3.00% was above the 1.35% average, and below the 3.03% upper end of the range of reasonable fees charged to funds in the category. Here too, the Trustees concluded the above-range expenses were nonetheless reasonable because of the small size of the Fund. The Income Fund's class A shares net expense ratio of 2.62% was above the 1.66% average for the Tactical Allocation Morningstar Category and the 1.07% average for the Conservative Allocation Morningstar Category, but below the 2.64% upper end of the range of the blend of reasonable fees charged to funds in the categories; class U shares net expense ratio of 3.12% was above the blended average, but below the 3.24% upper end of the range of the blend of reasonable fees charged to funds in the categories; and class I shares net expense ratio of 2.50% was above the blended average, but significantly below the 3.03% upper end of the range of reasonable fees charged to funds in the categories. The Trustees noted that AFWM continues to provide an expense limitation for each Fund and that total expenses are not under the control of AFWM and that the excess of certain share class expenses when compared to a Morningstar category peer group where not disqualifying especially in light of the small size of the Funds. Overall, the Trustees concluded that net expenses were reasonable.

Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of the Funds. The Board considered that expected growth from current level of assets of each Fund is difficult to forecast and agreed that the absence of breakpoints was acceptable at present. However, the Board and AFWM agreed that they would revisit the matter as assets in the Funds grow.

Profitability. The Trustees considered that AFWM had not received its full advisory fee for the first partial year of management and for the most-recent fiscal year because of the effect of the expense limitation agreement for each Fund and that it had reimbursed some Funds for each of the periods. The Trustees noted that AFWM had not earned a profit for any Fund over all periods. Additionally, the Trustees observed, but did not give weight to, the marketing costs AFWM incurs in support of the Funds. The Trustees concluded that excessive profitability is not a concern at this time.

Conclusion. During the Board's deliberations, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the Management Agreement for each Fund. Based on the Board's deliberations and its evaluation of the information described above, the Board, which is composed of Independent Trustees, unanimously approved the Management Agreement, for another year, on behalf of each Fund.

DSS AmericaFirst Funds

MANAGER

AmericaFirst Wealth Management, Inc.

275 Wiregrass Parkway

West Henrietta, NY 14586

TRANSFER AGENT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 13.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 14. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 16. Controls and Procedures.

(a)       Disclosure Controls & Procedures.  The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)       Internal Controls. There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(b) under the 1940 Act that occurred during the registrant’s first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a)(1) EX-99.CERT.  Filed herewith.

(a)(2) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)       EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DSS AmericaFirst Funds

By /s/ Jason Grady

     Jason Grady

     President, Chief Executive Officer, and Principal Executive Officer

Date: March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jason Grady

     Jason Grady

     President, Chief Executive Officer, and Principal Executive Officer

Date: March 10, 2025

By /s/ Bob Anastasi

     Bob Anastasi

     Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date: March 10, 2025